Document and Entity Information	4 Months Ended
Apr. 15, 2016
Document And Entity Information
Entity Registrant Name	SQN Asset Income Fund V, L.P.
Entity Central Index Key	0001672773
Document Type	S-1
Document Period End Date	Apr. 15, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer